6. Business Concentrations and Risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Business Concentrations and Risk

Major customers

One customer accounted for 100% and 100% of the total accounts receivable at December 31, 2017 and December 31, 2016, respectively.

Major vendors

One vendor accounted for 93% and 97% of total accounts payable at December 31, 2017 and December 31, 2016, respectively.